Schedule II - Condensed Financial Information of Registrant - Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Due from Affiliate	$ 1,245	$ 1,261		$ 5,784
Other assets	7,172	7,862		8,524
Total assets	293,171	312,350		290,404
Liabilities:
Debt	33,954	33,876		33,564
Total liabilities	270,879	293,400		249,901
Shareholders' equity:
Common stock, no par value (100,000,000 shares authorized; 12,215,849 and 9,707,817 issued and outstanding, respectively)	97,968	97,913		92,692
Accumulated deficit	(59,759)	(60,760)		(50,079)
Accumulated other comprehensive income (loss)	(15,917)	(18,203)		(2,110)
Total shareholders' equity	22,292	18,950	$ 30,384	40,503	$ 44,413	$ 42,725
Total liabilities and shareholders' equity	$ 293,171	312,350		290,404
Parent Company
Assets
Investment in subsidiaries		56,670		79,511
Cash		9,022		750
Due from subsidiaries		(9,754)		(7,055)
Due from Affiliate		113		220
Other assets		2,434		2,522
Total assets		58,485		75,948
Liabilities:
Debt		33,876		33,564
Other liabilities		5,659		1,881
Total liabilities		39,535		35,445
Shareholders' equity:
Common stock, no par value (100,000,000 shares authorized; 12,215,849 and 9,707,817 issued and outstanding, respectively)		97,913		92,692
Accumulated deficit		(60,760)		(50,079)
Accumulated other comprehensive income (loss)		(18,203)		(2,110)
Total shareholders' equity		18,950		40,503
Total liabilities and shareholders' equity		$ 58,485		$ 75,948